Operating Segments - Schedule of Reporting on Operating Segments by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Geographical markets
Operating segments by geographic region	$ 54,921	$ 44,754	$ 100,161	$ 88,772	$ 180,460
Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	47,699	38,436	83,926	78,453	156,206
Distribution [Member]
Geographical markets
Operating segments by geographic region	7,222	6,318	16,235	10,319	24,254
Reportable segments [Member]
Geographical markets
Operating segments by geographic region	54,921	44,754	100,161	88,772	180,460
Reportable segments [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	47,699	38,436	83,926	78,453	156,206
Reportable segments [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region	7,222	6,318	16,235	10,319	24,254
Reportable segments [Member] | U.S.A [Member]
Geographical markets
Operating segments by geographic region	35,285	25,336	57,391	55,493	99,644
Reportable segments [Member] | U.S.A [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	35,285	25,336	57,391	55,494	99,644
Reportable segments [Member] | U.S.A [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Israel [Member]
Geographical markets
Operating segments by geographic region	8,637	8,001	20,805	13,355	29,563
Reportable segments [Member] | Israel [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	1,415	1,683	4,570	3,036	5,309
Reportable segments [Member] | Israel [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region	7,222	6,318	16,235	10,319	24,254
Reportable segments [Member] | Latin America [Member]
Geographical markets
Operating segments by geographic region	4,618	5,269	9,410	9,880	24,223
Reportable segments [Member] | Latin America [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	4,618	5,269	9,410	9,880	24,223
Reportable segments [Member] | Latin America [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Canada [Member]
Geographical markets
Operating segments by geographic region	2,218	2,559	5,533	5,595	10,805
Reportable segments [Member] | Canada [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	2,218	2,559	5,533	5,595	10,805
Reportable segments [Member] | Canada [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Europe [Member]
Geographical markets
Operating segments by geographic region	3,168	2,384	4,911	2,453	9,449
Reportable segments [Member] | Europe [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	3,168	2,384	4,911	2,453	9,449
Reportable segments [Member] | Europe [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Asia [Member]
Geographical markets
Operating segments by geographic region	391	1,182	939	1,972	6,720
Reportable segments [Member] | Asia [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	391	1,182	939	1,972	6,720
Reportable segments [Member] | Asia [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Others [Member]
Geographical markets
Operating segments by geographic region	604	23	1,172	23	56
Reportable segments [Member] | Others [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	604	23	1,172	$ 23	56
Reportable segments [Member] | Others [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region